Equity-based participation plans for associates	12 Months Ended
Dec. 31, 2017
Statement [line items]
Equity-based participation plans for associates
25. Equity-based participation plans for associates
The expense related to all equity-based participation plans and the liabilities arising from equity-based payment transactions were as follows:
(USD millions)	2017	2016	2015

Expense related to equity-based participation plans	924	846	968

of which continuing operations	924	846	903

of which discontinued operations			65

Liabilities arising from equity-based payment transactions	261	199	209

Equity-based participation plans can be separated into the following plans:
Annual Incentive
The Annual Incentive of the Novartis Group CEO and the other Executive Committee members is paid 50% in cash in February or March of the year following the performance period, and 50% in Novartis Restricted Shares (RSs) or Restricted Share Units (RSUs) that are granted in January of the year following the performance period, deferred and restricted for three years. In 2016, this was extended to Novartis Top Leaders (NTLs). The Annual Incentive payout for the NTLs is 70% in cash and 30% in Novartis RSs or RSUs. Each RS is entitled to voting rights and payment of dividends during the vesting period. Each RSU is equivalent to one Novartis share and is converted into one share at the vesting date. RSUs do not carry any dividend, dividend equivalent or voting rights. The executives in certain countries may elect to also receive their cash incentive partially or fully in shares or share units that will not be subject to vesting conditions.
Share savings plans
A number of associates in certain countries as well as certain key executives worldwide are encouraged to invest their Annual Incentive, and in the United Kingdom also their salary, in a share savings plan. Under the share savings plan, participants may elect to receive their Annual Incentive fully or partially in Novartis shares in lieu of cash. As a reward for their participation in the share savings plan, at no additional cost to the participant, Novartis matches their investments in shares after a holding period of three or five years.
Novartis operates three share savings plans, and associates may only participate in one of the share savings plans in any given year:
• In Switzerland, Employee Share Ownership Plan (ESOP) participants may choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash or (iii) 100% in cash. After expiration of a three-year holding period for Novartis shares invested under the ESOP, participants will receive one matching share for every two invested shares. Associates eligible for the equity plan “Select” are not eligible to receive ESOP matching shares starting with the 2017 performance period onwards.
• In the United Kingdom, associates can invest up to 10% of their monthly salary in shares (up to a maximum of GBP 150) and may also be invited to invest their net Annual Incentive in shares. Two invested shares are matched with one share with a holding period of three years. Starting with the 2017 performance period onwards, United Kingdom associates can only invest a maximum of 50% of their Annual Incentive in shares and this option is no longer offered to associates who are eligible for the equity plan “Select”.
• The Leveraged Share Savings Plan (LSSP) was available to key executives for performance periods prior to 2016. At the participant’s election, the Annual Incentive was awarded partly or entirely in shares. The elected number of shares is subject to a holding period of five years. At the end of the holding period, Novartis will match the invested shares at a ratio of 1-to-1 (i.e. one share awarded for each invested share). In the United States both the LSSP award and the corresponding match are cash settled.
Following the introduction of the new compensation programs in 2014, the Novartis Group CEO and the other Executive Committee members are no longer eligible to participate in the share savings plans. From the 2016 performance period onwards, the NTLs are also no longer eligible to participate in the share savings plans.
Novartis equity plan “Select”
The equity plan “Select” is a global equity incentive plan under which eligible associates may annually be awarded a grant subject to a three year vesting period. No awards are granted for performance ratings below a certain threshold. Executive Committee members are not eligible for participation in the equity plan “Select” effective from the performance period 2014, and the NTLs are not eligible to participate effective from the performance period 2016.
The equity plan “Select” currently allows participants in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSUs are typically granted. Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options.
Tradable share options expire on their tenth anniversary from the grant date. Each tradable share option entitles the holder to purchase after vesting (and before the tenth anniversary from the grant date) one Novartis share at a stated exercise price that equals the closing market price of the underlying share at the grant date.
Options under Novartis equity plan “Select” outside North America
The following table shows the activity associated with the share options during the period. The weighted average prices in the table below are translated from Swiss francs into USD at historical rates.
	2017		2016

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	9.5	59.4	11.7	59.9

Sold or exercised	– 2.1	59.2	– 2.2	61.8

Forfeited or expired

Outstanding at December 31	7.4	59.5	9.5	59.4

Exercisable at December 31	7.4	59.5	9.5	59.4

All share options were granted at an exercise price that was equal to the closing market price of the Group’s shares at the grant date. The weighted average share price at the dates of sale or exercise was USD 80.1.
The following table summarizes information about share options outstanding at December 31, 2017:
	Options outstanding

Range of exercise prices (USD)	Number outstanding (millions)	Average remaining contractual life (years)	Weighted average exercise price (USD)

45–49	0.7	1.0	46.7

50–54	1.1	2.0	54.6

55–59	2.7	3.3	57.6

65–70	2.9	5.0	66.1

Total	7.4	3.6	59.5

Options under Novartis equity plan “Select” for North America
The following table shows the activity associated with the American Depositary Receipts (ADR) options during the period:
	2017		2016

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	25.9	59.9	31.9	60.2

Sold or exercised	– 5.6	59.9	– 6.0	61.7

Forfeited or expired

Outstanding at December 31	20.3	59.9	25.9	59.9

Exercisable at December 31	20.3	59.9	25.9	59.9

All ADR options were granted at an exercise price that was equal to the closing market price of the ADRs at the grant date. The weighted average ADR price at the dates of sale or exercise was USD 79.9.
The following table summarizes information about ADR options outstanding at December 31, 2017:
	ADR options outstanding

Range of exercise prices (USD)	Number outstanding (millions)	Average remaining contractual life (years)	Weighted average exercise price (USD)

45–49	1.8	1.0	46.4

50–54	2.1	2.0	53.7

55–59	8.0	3.5	58.0

65–69	8.4	5.0	66.1

Total	20.3	3.7	59.9

Long-Term Performance Plan
The Long-Term Performance Plan (LTPP) is an equity plan for the Novartis Group CEO, the other Executive Committee members and the NTLs. For the 2017 grant, the target incentive is 200% of base compensation for the Novartis Group CEO and ranges from 150% to 170% for other Executive Committee members. For the NTLs, the target incentive range is from 20% to 160% of base compensation.
The awards of the LTPP are based on three-year performance objectives focused on financial and innovation measures. The financial measure is Novartis Cash Value Added (NCVA). The weighting of this measure is 75%. The NCVA target is approved by the Board of Directors.
The innovation measure is based on a holistic approach under which divisional innovation targets are set at the beginning of the cycle, comprised of up to ten target milestones that represent the most important research and development project milestones for each division. The weighting of this measure is 25%. At the end of the performance period, the Research & Development Committee assists the Board of Directors and the Compensation Committee in evaluating performance against the innovation targets at the end of the cycle.
Under the LTPP, participants are granted a target number of Performance Share Units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. Payout is between 0% and 200% of target. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in shares at the end of the performance period.
Long-Term Relative Performance Plan
The Long-Term Relative Performance Plan (LTRPP) is an equity plan for the Novartis Group CEO, other ECN members and NTLs. For the 2017 grant, the target incentive is 125% of base compensation for the Novartis Group CEO and ranges from 60% to 80% for other Executive Committee members. For the NTLs, the target incentive range is from 10% to 40% of base compensation. The LTRPP is based on the ranking of Novartis’ Total Shareholder Return (TSR) relative to a global healthcare peer group of 12 companies until 2016, and 15 companies from 2017, over rolling three-year performance periods. TSR in USD is calculated as price change of the Novartis share plus the dividend plus the re-investment return of the dividend amount, all translated to USD at the respective exchange rate, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position in the peer group determines the payout range based on a payout matrix. Under the LTRPP, participants are also granted a target number of PSUs at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. Payout is between 0% and 200% of target. PSUs under the LTRPP do not carry voting rights, but do carry dividend equivalents that are paid in shares at the end of the performance period.
Other share awards
Selected associates, excluding the Executive Committee members, may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each candidate is thoroughly assessed at several management levels. Special Share Awards have a minimum three-year vesting period. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents into the organization. These grants are consistent with market practice and Novartis’ philosophy to attract, retain and motivate best-in-class talents around the world.
Worldwide, associates at different levels in the organization were awarded RSs and RSUs in 2017.
In addition, in 2017, Board members received unrestricted shares as part of their regular compensation.
Summary of non-vested share movements
The table below provides a summary of non-vested share movements (RSs, RSUs and PSUs) for all plans:
	2017			2016

	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions

Non-vested shares at January 1	21.0	89.5	1 880	20.1	87.1	1 751

Granted

– Annual incentive	1.3	69.3	90	0.1	73.8	7

– Share savings plans	4.5	69.4	312	4.4	78.1	344

– Select North America	4.5	64.1	288	4.8	72.4	348

– Select outside North America	2.0	65.3	131	1.6	74.4	119

– Long-Term Performance Plan	1.4	71.5	100	1.2	79.2	95

– Long-Term Relative Performance Plan	0.4	47.7	19	0.3	58.5	18

– Other share awards	1.3	67.8	88	0.7	65.8	46

Vested	– 10.7	78.2	– 837	– 10.4	68.8	– 716

Forfeited	– 1.8	80.7	– 145	– 1.8	73.1	– 132

Non-vested shares at December 31	23.9	80.6	1 926	21.0	89.5	1 880

Alcon, Inc., equity plans granted to associates prior to the merger
At the completion of the merger of Alcon, Inc. into Novartis on April 8, 2011, all awards outstanding under the Alcon equity plans were converted into awards based upon Novartis shares with a conversion factor of 3.0727 as defined in the Merger Agreement. The plans are fully vested.
Share options entitle the recipient to purchase Novartis shares at the closing market price of the former Alcon, Inc., share on the day of grant divided by the conversion factor.
Share-settled appreciation rights (SSAR) entitle the participant to receive, in the form of Novartis shares, the difference between the values of the former Alcon, Inc., share at the date of grant, converted into Novartis shares using the conversion factor, and the Novartis share price at the date of exercise.
Both options and SSAR expire on their tenth anniversary. The last grant was made in 2009.
The following table shows the activity associated with the converted Novartis share options and SSARs during 2017 and 2016:
	Number of options (millions)	Weighted average exercise price (USD)	Number of SSARs (millions)	Weighted average exercise price (USD)

Outstanding at January 1, 2016	0.2	36.8	1.8	36.6

Exercised	– 0.1	37.6	– 0.4	38.9

Outstanding at December 31, 2016	0.1	36.0	1.4	35.9

Exercisable at December 31, 2016	0.1	36.0	1.4	35.9

Outstanding at January 1, 2017	0.1	36.0	1.4	35.9

Exercised			– 0.6	39.8

Outstanding at December 31, 2017	0.1	33.7	0.8	33.0

Exercisable at December 31, 2017	0.1	33.7	0.8	33.0